CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS:
Cash and cash equivalents	$ 234,308	$ 217,500
Trade receivables, net	201,973	219,837
Other receivables	8,293	23,415
Current tax assets	7,010	750
TOTAL CURRENT ASSETS	451,584	461,502
Fixed assets, net	21,401	29,874
Right-of-use assets	31,900	23,122
Intangible assets, net	362,000	398,096
Deferred tax assets	12,393	18,161
Investment in shares	25,000	25,000
Other long-term assets	525	406
TOTAL NON-CURRENT ASSETS	453,219	494,659
TOTAL ASSETS	904,803	956,161
LIABILITIES:
Current maturities of lease liabilities	12,106	14,104
Trade payables	183,296	212,690
Other payables	29,098	44,355
Current tax liabilities	4,937	9,417
TOTAL CURRENT LIABILITIES	229,437	280,566
Employee benefits	237	238
Long-term lease liabilities	24,955	15,234
Long-term debt	99,072	98,544
Other long-term liabilities	6,800	8,802
Deferred tax liabilities	754	1,162
TOTAL NON-CURRENT LIABILITIES	131,818	123,980
TOTAL LIABILITIES	361,255	404,546
SHAREHOLDERS’ EQUITY:
Share capital	417	413
Share premium	410,563	400,507
Other comprehensive loss	(2,441)	(5,801)
Retained earnings	135,009	156,496
TOTAL SHAREHOLDERS’ EQUITY	543,548	551,615
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 904,803	$ 956,161